Schedule of Investments (unaudited) December 31, 2019	iShares® U.S. Aerospace & Defense ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 98.1%
AAR Corp.	522,795	$23,578,055
Aerojet Rocketdyne Holdings Inc.(a)(b)	1,152,306	52,614,292
Aerovironment Inc.(a)(b)	343,313	21,196,145
Arconic Inc.(b)	6,165,533	189,713,450
Astronics Corp.(a)(b)	368,338	10,295,047
Axon Enterprise Inc.(a)(b)	944,505	69,213,326
Boeing Co. (The)	3,603,859	1,173,993,108
BWX Technologies Inc.(b)	1,516,054	94,116,632
Cubic Corp.(b)	497,648	31,635,483
Curtiss-Wright Corp.(b)	679,465	95,729,824
General Dynamics Corp.	1,407,206	248,160,778
HEICO Corp.(b)	642,321	73,320,942
HEICO Corp., Class A	1,150,877	103,038,018
Hexcel Corp.	1,343,008	98,455,916
Huntington Ingalls Industries Inc.	650,987	163,319,619
Kratos Defense & Security Solutions Inc.(a)(b)	1,436,800	25,876,768
L3Harris Technologies Inc.	1,271,011	251,494,947
Lockheed Martin Corp.	863,191	336,109,312
Mercury Systems Inc.(a)(b)	883,959	61,090,406
Moog Inc., Class A	513,089	43,781,884
National Presto Industries Inc.	80,300	7,097,717
Northrop Grumman Corp.	723,435	248,839,937
Parsons Corp.(a)(b)	300,624	12,409,759
Raytheon Co.	1,158,157	254,493,419
Spirit AeroSystems Holdings Inc., Class A(b)	1,647,637	120,079,785
Teledyne Technologies Inc.(a)(b)	580,478	201,158,846
Textron Inc.(b)	3,633,165	162,039,159
TransDigm Group Inc.	442,538	247,821,280
Triumph Group Inc.(b)	783,869	19,808,370
United Technologies Corp.	6,301,004	943,638,359
Wesco Aircraft Holdings Inc.(a)(b)	1,052,383	11,597,261

		5,395,717,844

Security	Shares	Value

Industrial Machinery — 1.1%
RBC Bearings Inc.(a)(b)	398,236	$63,056,688

Leisure Products — 0.4%
American Outdoor Brands Corp.(a)(b)	873,852	8,109,347
Sturm Ruger & Co. Inc.	264,779	12,452,556

		20,561,903

Total Common Stocks — 99.6% (Cost: $4,933,611,368)		5,479,336,435

Short-Term Investments

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	168,138,559	168,205,814
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	10,904,246	10,904,246

		179,110,060

Total Short-Term Investments — 3.3% (Cost: $179,082,978)		179,110,060

Total Investments in Securities — 102.9% (Cost: $5,112,694,346)		5,658,446,495

Other Assets, Less Liabilities — (2.9)%		(160,255,860)

Net Assets — 100.0%		$5,498,190,635

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	177,624,417	(9,485,858)	168,138,559	$168,205,814	$282,879	(a)	$8,723	$(15,783)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,640,411	8,263,835	10,904,246	10,904,246	89,244		—	—

				$179,110,060	$372,123		$8,723	$(15,783)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Industrial Index	219	03/20/20	$17,956	$(107,485)

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® U.S. Aerospace & Defense ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,479,336,435	$—	$—	$5,479,336,435
Money Market Funds	179,110,060	—	—	179,110,060

	$5,658,446,495	$—	$—	$5,658,446,495

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(107,485)	$—	$—	$(107,485)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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